Description of Business, Organization and Liquidity - Additional Information (Details) $ / shares in Units, $ in Thousands						2 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Jul. 21, 2022 USD ($)	Jul. 02, 2021 $ / shares shares	Jun. 29, 2021 $ / shares shares	Jun. 28, 2021 shares	Jun. 21, 2021	Jul. 31, 2021 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Jun. 30, 2020 $ / shares
Description Of Business Organization And Liquidity Disclosure [Line Items]
Public offering price per share | $ / shares																	$ 1
Net proceeds from initial public offering															$ 0	$ 251,323
IPO closed date															Jun. 29, 2021
Net loss							$ 22,485	$ 55,314	$ 23,934	$ 24,682	$ 25,936	$ 25,835	$ 101,733	$ 76,453	$ 101,052	70,760
Net cash flows from operating activities													44,130	$ 65,551	87,980	52,852
Accumulated deficit							344,136						344,136		242,403	$ 141,351
Existing cash, cash equivalents, and marketable securities							$ 234,000						$ 234,000		$ 283,600
Initial Public Offering
Description Of Business Organization And Liquidity Disclosure [Line Items]
Net proceeds from initial public offering	$ 300,000
Common Stock
Description Of Business Organization And Liquidity Disclosure [Line Items]
Reverse stock split, description															On June 18, 2021, the Company’s board of directors approved an amendment to the Company’s amended and restated certificate of incorporation to effect a reverse stock split of the Company’s issued and outstanding common stock at a 1 for 2.432 ratio, which was effected on June 21, 2021.
Stock split, conversion ratio					0.000002432
Offering costs	$ 75,000
Conversion of stock | shares				30,761,676
Common Stock | Initial Public Offering
Description Of Business Organization And Liquidity Disclosure [Line Items]
Issuance of common stock, Shares | shares		2,100,000	14,000,000													16,100,000
Public offering price per share | $ / shares		$ 17	$ 17
Net proceeds from initial public offering						$ 251,300
Underwriting discounts and commissions						19,100
Offering costs						$ 3,200
Conversion of stock | shares				30,761,676
Common Stock | Underwriters
Description Of Business Organization And Liquidity Disclosure [Line Items]
Issuance of common stock, Shares | shares		2,100,000	2,100,000